Right-of-use assets - Summary of closing balances of right-of-use assets and depreciation and amortization expenses (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets
Beginning balance	₺ 13,316,818	₺ 11,596,032
Depreciation and amortization charge for the year	(7,986,230)	(6,707,890)
Ending balance	22,960,789	13,316,818
Site rent
Disclosure of quantitative information about right-of-use assets
Beginning balance	6,827,604	7,305,568
Depreciation and amortization charge for the year	(3,247,856)	(3,102,308)
Ending balance	7,512,210	6,827,604
Building
Disclosure of quantitative information about right-of-use assets
Beginning balance	2,474,788	2,407,197
Depreciation and amortization charge for the year	(477,089)	(767,957)
Ending balance	2,775,252	2,474,788
Network equipment
Disclosure of quantitative information about right-of-use assets
Beginning balance	328,930	387,594
Depreciation and amortization charge for the year	(1,756,025)	(1,663,312)
Ending balance	297,443	328,930
Vehicles
Disclosure of quantitative information about right-of-use assets
Beginning balance	2,069,111	273,302
Depreciation and amortization charge for the year	(747,788)	(414,875)
Ending balance	1,556,327	2,069,111
Rights of way
Disclosure of quantitative information about right-of-use assets
Beginning balance	939,844	796,716
Depreciation and amortization charge for the year	(1,041,614)	(192,298)
Ending balance	10,208,972	939,844
License
Disclosure of quantitative information about right-of-use assets
Beginning balance	37,600	1,415
Depreciation and amortization charge for the year	(180,844)	(169,807)
Ending balance	54,194	37,600
Other assets
Disclosure of quantitative information about right-of-use assets
Beginning balance	638,941	424,240
Depreciation and amortization charge for the year	(535,014)	(397,333)
Ending balance	₺ 556,391	₺ 638,941